GOODWILL AND INTANGIBLE ASSETS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite and indefinite-lived intangible assets.
Gross carrying amount of Intangible assets (excluding MSRs)	$ 15,204	$ 15,376
Accumulated amortization of Intangible assets (excluding MSRs)	9,507	8,776
Gross carrying amount of Mortgage servicing rights (MSRs)	1,942	2,569
Gross carrying amount of Intangible assets	17,146	17,945
Accumulated amortization of Intangible assets	9,507	8,776
Intangible assets amortization expense	856	898	976
Intangible assets estimated amortization expense
2013	812
2014	723
2015	689
2016	766
2017	550
Finite and indefinite-lived intangible assets:
Net carrying amount of Intangible assets (excluding MSRs), balance at beginning of period	6,600
Net carrying amount of MSRs, balance at beginning of period	2,569
Net carrying amount of Intangible assets, balance at beginning of period	9,169
Acquisitions/divestitures	(6)
Amortization	(856)
Impairments	(6)
FX and other	(16)
Discontinued Operations	(19)
Net carrying amount of Intangible assets (excluding MSRs), balance at end of period	5,697	6,600
Net carrying amount of MSRs, balance at end of period	1,942	2,569
Net carrying amount of Intangible assets, balance at end of period	7,639	9,169
Purchased credit card relationships
Finite and indefinite-lived intangible assets.
Gross carrying amount of Intangible assets (excluding MSRs)	7,632	7,616
Accumulated amortization of Intangible assets (excluding MSRs)	5,726	5,309
Finite and indefinite-lived intangible assets:
Net carrying amount of Intangible assets (excluding MSRs), balance at beginning of period	2,307
Amortization	(402)
FX and other	1
Net carrying amount of Intangible assets (excluding MSRs), balance at end of period	1,906
Core deposit intangibles
Finite and indefinite-lived intangible assets.
Gross carrying amount of Intangible assets (excluding MSRs)	1,315	1,337
Accumulated amortization of Intangible assets (excluding MSRs)	1,019	965
Finite and indefinite-lived intangible assets:
Net carrying amount of Intangible assets (excluding MSRs), balance at beginning of period	372
Amortization	(84)
FX and other	8
Net carrying amount of Intangible assets (excluding MSRs), balance at end of period	296
Other customer relationships
Finite and indefinite-lived intangible assets.
Gross carrying amount of Intangible assets (excluding MSRs)	767	830
Accumulated amortization of Intangible assets (excluding MSRs)	380	356
Finite and indefinite-lived intangible assets:
Net carrying amount of Intangible assets (excluding MSRs), balance at beginning of period	474
Amortization	(45)
FX and other	(42)
Net carrying amount of Intangible assets (excluding MSRs), balance at end of period	387
Present value of future profits
Finite and indefinite-lived intangible assets.
Gross carrying amount of Intangible assets (excluding MSRs)	239	235
Accumulated amortization of Intangible assets (excluding MSRs)	135	123
Finite and indefinite-lived intangible assets:
Net carrying amount of Intangible assets (excluding MSRs), balance at beginning of period	112
Amortization	(9)
FX and other	1
Net carrying amount of Intangible assets (excluding MSRs), balance at end of period	104
Other:
Finite and indefinite-lived intangible assets.
Gross carrying amount of Intangible assets (excluding MSRs)	4,764	4,866
Accumulated amortization of Intangible assets (excluding MSRs)	2,247	2,023
Finite and indefinite-lived intangible assets:
Net carrying amount of Intangible assets (excluding MSRs), balance at beginning of period	2,843
Acquisitions/divestitures	2
Amortization	(316)
Impairments	(6)
FX and other	13
Discontinued Operations	(19)
Net carrying amount of Intangible assets (excluding MSRs), balance at end of period	2,517
Indefinite-lived intangible assets
Finite and indefinite-lived intangible assets.
Gross carrying amount of Intangible assets (excluding MSRs)	487	492
Finite and indefinite-lived intangible assets:
Net carrying amount of Intangible assets (excluding MSRs), balance at beginning of period	492
Acquisitions/divestitures	(8)
FX and other	3
Net carrying amount of Intangible assets (excluding MSRs), balance at end of period	$ 487